Auditors Fees	12 Months Ended
Dec. 31, 2023
Auditors Fees
Auditors Fees

Note 35     Auditors Fees

Amounts in US$‘000	2023	2022	2021
Audit fees	977	946	1,088
Audit related fees	34	24	—
Tax services fees	3	27	47
Total Auditors Fees	1,014	997	1,135

Fees are shown net of VAT and other associated tax charges.

On October 17, 2023, Ernst & Young Audit S.A.S. (“EY Colombia”), member of Ernst & Young Global Limited, was appointed as the Group’s external auditor, effective for the consolidated audit for the year ended December 31, 2023, succeeding Pistrelli, Henry Martin y Asociados S.R.L. (“EY Argentina”), also member of Ernst & Young Global Limited, that served as the Group’s external auditor from 2020 to 2023.